STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

As at December 31, 2022 and 2021, the Company issued and outstanding, common stock is 173,718,152 and 171,218,152 shares respectively.

On April 12, 2022, the Company entered into Sales & Purchase Agreement with Keith Wong pursuant to which the Company agreed to the sales of 2,500,000 shares of its common stock at $0.06/share. The issuance was exempt under Section 4(a)(2) of the Securities Act as the recipient was a sophisticated investor, the shares were restricted securities and he represented that he is acquiring the shares for investment purposes.